Debt (Details) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 27, 2022	Mar. 03, 2022	Mar. 01, 2022	Sep. 20, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 04, 2021	Feb. 23, 2021	Jan. 25, 2021
Debt (Details) [Line Items]
Senior notes percentage				15.00%					15.00%
Aggregate principal amount				$ 3,458,000
Net proceeds				2,918,000
Fees and expenses				$ 540,000
Bear interest percentage					15.00%				15.00%
Interest rate (in Dollars per share)					$ 1.15
Current liabilities					$ 3,368,000				$ 1,409,000
Paid in kind interest					135,000				130,000
Amortization of debt					94,000
Interest percentage									1.15
Contractual interest expenses									130,000
Debt issuance cost					$ 94,000				91,000
Original issue discount							12.50%
Cash payments									$ 1,092,000
Aggregate principal issued								$ 28,000,000
Outstanding percentage									130.00%
Common stock shares (in Shares)					4,321,875				50,000
Class A Common Stock [Member]
Debt (Details) [Line Items]
Common stock shares (in Shares)					9,205,270
2021 Bridge Debentures [Member]
Debt (Details) [Line Items]
Net proceeds							$ 9,612,000
Fees and expenses							$ 888,000
Debt issuance cost									$ 91,000
Original issue discount							12.50%
Convertible debentures							$ 11,812,000
Aggregate principal amount											$ 562,000	$ 3,367,000	$ 7,883,000
Cash payments								$ 507,000
Accrued interest, percentage										12.00%
Business combination, description									The 2021 Bridge Amendment was executed to provide the Company additional time to finalize the Business Combination. The 2021 Bridge Amendment amended the terms of the 2021 Bridge Debentures to, among other things: (i) permit the Company to undertake another offering of convertible debentures, (ii) allow the Company to extend the maturity dates of the 2021 Bridge Debentures an additional five months following the end of the initial three-month extension period, discussed above, and (iii) implement additional amounts owed on the outstanding balance of the 2021 Bridge Debentures under certain circumstances, the first of which related to the signing of the Merger Agreement and resulted in an increase in the outstanding balance of approximately 135%, which was followed by an additional increase of approximately 145% of the outstanding balance when the 2021 Bridge Debentures remained outstanding at the end of the initial three-month extension period.
Interest expense									$ 1,627,000	$ 508,000
Nonrelated party holders										$ 1,119,000
2021 Bridge Debentures [Member] | Class A Common Stock [Member]
Debt (Details) [Line Items]
Warrants right of purchase (in Shares)										1,905,853
2021 Bridge Debentures [Member] | Chief Executive Officer [Member]
Debt (Details) [Line Items]
Aggregate principal amount													$ 3,656,000
2022 Bridge Debentures [Member]
Debt (Details) [Line Items]
Interest percentage									10
Convertible debentures									$ 30,800,000
Bridge debentures description						The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.		The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.
Aggregate principal issued	$ 6,050,000	$ 8,250,000	$ 16,500,000
Interest rate percentage									12.00%
Outstanding percentage									120.00%
Unpaid interest rate									130.00%
2022 Bridge Debentures [Member] | Class A Common Stock [Member]
Debt (Details) [Line Items]
Common stock, share issued (in Shares)									350,000
Investor shares (in Shares)									602,578
Common stock shares (in Shares)									350,000